Schedule of financial assets and liabilities (Details) - USD ($)	Aug. 31, 2024	May 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Other payable and accrued expense	$ 6,303
Cash On Hand [Member]
IfrsStatementLineItems [Line Items]
Cash on hand	$ 1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Financial assets			$ 2,230,503	$ 554,578
Financial liabilities			4,448,711	3,009,018
Alps Global Holding Berhad [Member] | Other Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets fair value through profit or loss
Alps Global Holding Berhad [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Cash on hand			74,016	20,887
Alps Global Holding Berhad [Member] | Other Receivables And Deposits [Member]
IfrsStatementLineItems [Line Items]
Cash on hand			200,920	269,414
Alps Global Holding Berhad [Member] | Amount due from associates [member]
IfrsStatementLineItems [Line Items]
Cash on hand			2,145	2,463
Alps Global Holding Berhad [Member] | Cash and bank balances [member]
IfrsStatementLineItems [Line Items]
Cash on hand			460,467	261,814
Alps Global Holding Berhad [Member] | Trade payables [member]
IfrsStatementLineItems [Line Items]
Other payable and accrued expense			175,599	139,240
Alps Global Holding Berhad [Member] | Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Other payable and accrued expense			849,451	159,232
Alps Global Holding Berhad [Member] | Amount due to directors [member]
IfrsStatementLineItems [Line Items]
Other payable and accrued expense			3,610,711	2,190,149
Alps Global Holding Berhad [Member] | Hire purchase liabilities [member]
IfrsStatementLineItems [Line Items]
Other payable and accrued expense			7,260	18,862
Alps Global Holding Berhad [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other payable and accrued expense			$ 500,308	$ 501,535
Alps Life Science Inc [Member] | Other payables and accruals [member]
IfrsStatementLineItems [Line Items]
Other payable and accrued expense		$ 6,441